Legacy Class [Member] Expense Example - Legacy Class - MERIDIAN HEDGED EQUITY FUND - Legacy Class	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 129
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	849
Expense Example, with Redemption, 10 Years	$ 1,894